Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001301708
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2011
Prospectus Date	rr_ProspectusDate	Dec. 14, 2011